Employee Benefit Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,162)	$ (3,500)	$ (3,307)
Fair value of assets at end of year	2,249	2,600	2,287
Funded status at end of year	(913)	(900)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(1,006)	(1,198)	(1,116)
Fair value of assets at end of year	132	149	$ 143
Funded status at end of year	$ (874)	$ (1,049)